Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Mar. 18, 2024
Entity Registrant Name	BNY Mellon Investment Funds I
Entity Central Index Key	0000799295
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 18, 2024
Document Effective Date	Mar. 18, 2024
Prospectus Date	Feb. 01, 2024
BNY Mellon Small Cap Value Fund | Class I
Prospectus:
Trading Symbol	STSVX
BNY Mellon Small Cap Value Fund | Class A
Prospectus:
Trading Symbol	RUDAX
BNY Mellon Small Cap Value Fund | Class C
Prospectus:
Trading Symbol	BOSCX
BNY Mellon Small Cap Value Fund | Class Y
Prospectus:
Trading Symbol	BOSYX